May 31, 2007
VIA FEDERAL EXPRESS & EDGAR
Gregory Belliston
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	International Stem Cell Corporation Registration Statement on Form SB-2, Amendment No. 1 Filed April 24, 2007 File No. 333-142048
Dear Mr. Belliston:
     This letter is submitted on behalf of International Stem Cell Corporation (the “Company”) in response to the comments of the staff of the Division of Corporate Finance (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”) with respect to Amendment No. 1 to the Company’s registration statement on Form SB-2 (“Registration Statement”) initially filed on April 11, 2007 and amended on April 24, 2007, as set forth in a letter from the Staff dated May 18, 2007 to Jeff Krstich (the “Comment Letter”). In terms of format, the text of each Staff comment has been included herein and is followed by the Company’s response. Transmitted herewith is Amendment No. 2 to the Registration Statement (“Amendment No. 2”), which has been marked to reflect the Company’s responses to the Staff’s comments.
1.	Please amend the filing to provide an auditor report which opines on the cumulative financial information.

RESPONSE

Amendment No. 2 includes the report of Report of Vasquez & Co., which opines on the cumulative financial information.

2.	Please update your financial information to include the quarter ended March 31, 2007 as required under Item 310(g) of Regulation S-B.

Gregory Belliston
May 31, 2007

RESPONSE

Included in Amendment No. 2 are the financial statements and related disclosure for the quarter ended March 31, 2007.

3.	Please state the price of the common stock on the OTC bulletin Board as of the date of the prospectus.

RESPONSE

The Prospectus cover page has been revised to include the last reported sales price for the Company’s common stock as of May 30, 2007.

4.	Please disclose in the Prospectus Summary that you do not currently have any products on the market.

RESPONSE

The Company currently has products on the market. As statement has been included on page 1 of Amendment No. 2 to reflect that the Company launched eight products into the market in December 2006.

5.	Please delete the following: “The risks and uncertainties described below are not, however, the only ones that we may face. Additional risks and uncertainties not currently known to us, or that we currently believe are not material, could also materially adversely affect our business, financial condition or operating results.” You should discuss in your document all material risks, and it is inappropriate to refer to risks that are not disclosed. Under the same rationale, please delete the reference to “unknown risks and uncertainties” on page 11.

RESPONSE

The introductory paragraph under Risk Factors on page 2 has been revised by deleting the fourth and fifth sentences regarding undisclosed risks. In addition, the reference to “unknown” risks and uncertainties has been deleted on page 11 in the second paragraph under Cautionary Note Regarding Forward-Looking Statements.

6.	We note the statement that you do not have any products in late-stage clinical trials. Please revise this statement herein and elsewhere throughout the prospectus to say that you have no products in clinical trials. Also, if you have no prospects of beginning clinical trials in the reasonable future, state that fact.

Gregory Belliston
May 31, 2007

RESPONSE

The Risk Factor has been revised to indicate that the Company has no products in clinical trials, and that the earliest that any of the products may advance to clinical trials is the third quarter of 2008.

7.	Please disclose your accumulated deficit, both in the risk factor and in the Prospectus Summary.

RESPONSE

Both the Risk Factor regarding operating losses and the Prospectus Summary have been revised to disclose the Company’s accumulated deficit.

8.	All of the discussion in this risk factor following “Additional equity financing could result in significant dilution” addresses the separate risk of the drawbacks of the various forms of financing. Please put this disclosure in a new, separate risk factor with an appropriate heading.

RESPONSE

A new, separate risk factor regarding the need for additional capital has been included in Amendment No. 2.

9.	To the extent you are aware that you have any intellectual property that is being infringed upon or that you have been notified of a third party’s belief that you are infringing on their intellectual property, please revise to disclose the situation and potential consequences in this risk factor, the next one, or “We may not be able to protect proprietary technology ...” on page 5, as applicable.

RESPONSE

The Company is not aware of any intellectual property that is being infringed upon and management has not been notified of a third party’s belief that the Company is infringing on their intellectual property.

10.	Please disclose the nature of your intellectual property.

Gregory Belliston
May 31, 2007

RESPONSE

The referenced risk factor has been revised to disclose the nature of Company’s intellectual property.

11.	Please identify your principal competitors.

RESPONSE

The referenced risk factor has been revised to include the names of the Company’s principal competitors.

12.	Please identify your material license agreements. Also, identify and discuss the “payment obligations and obligations to diligently pursue development of commercial products,” as well as any other material obligations.

RESPONSE

This risk factor has been revised to identify and discuss the Company’s current material license agreements and related material obligations.

13.	Please revise the risk factor so it is more specific to your situation. Identify the material licensors, governmental entities, and technologies that are being addressed, and explain how each could have an impact on your business.

RESPONSE

This risk factor has been revised so it is more specific and a statement has been included to provide that at this time the Company is not aware of any governmental claims that would impact on its business.

14.	Please state when each of your material license agreements expire. Also disclose which, if any, are terminable at will by the licensor.

RESPONSE

The risk factor has been revised to indicate the expiration of the agreements and disclosure providing that none of the agreements with Advanced Cell Technology are terminable at will has been added to the risk factor.

15.	Please identify your material collaboration agreements. If you do not yet have any, state that fact.

Gregory Belliston
May 31, 2007

RESPONSE

The risk factor has been revised to identify the Company’s sole material collaboration agreement.

16.	Please state whether you have employment contracts with and key-man life insurance for Mr. Krstich, Mr. Janus, and Dr. Revazova.

RESPONSE

The risk factor has been revised to indicate that the Company has employment agreements with Mr. Krstich, Mr. Janus and Dr. Revazova, and that it has a key-man life insurance policies on both Dr. Revazova and Mr. Janus.

17.	Please state your stock’s highest and lowest prices since January 8, 2007, when it began trading on the OTC BB.

RESPONSE

The risk factor has been revised to indicate the highest and lowest closing prices since the stock began trading on January 8, 2007.

18.	Please state the number of shares currently subject to Rule 144 restrictions and when those restrictions expire.

RESPONSE

The risk factor has been revised to indicate the number of shares currently subject to Rule 144 restrictions and when those restrictions expire.

19.	As currently worded, this risk factor could apply to any issuer. Please revise it so it relates to your specific situation.

RESPONSE

The risk factor has been revised to be more specific to the Company, however it is not possible to be more specific at this time as to what the exact difficulties may be.

20.	Please state that since you do not plan to pay dividends, any investment gains will need to come through appreciation in the stock price, which might not occur.

Gregory Belliston
May 31, 2007

RESPONSE

The risk factor has been revised to indicate that any investment gains will need to come through appreciation in the stock price, which might not occur.

21.	Please refer to the Division of Corporation Finance “Current Issues and Rulemaking Projects Quarterly Update” under section VIII — Industry Specific Issues — Accounting and Disclosure by Companies Engaged in Research and Development Activities. You can find it at the following website address:

http://www.sec.gov/divisions/corpfin/cfcrq032001.htm#secviii.

RESPONSE

The Company reviewed the Division of Corporation Finance’s “Current Issues and Rulemaking Projects Quarterly Update” under section VIII — Industry Specific Issues — Accounting and Disclosure by Companies Engaged in Research and Development Activities with its auditors and has concluded that no changes are required.

22.	Please disclose the following information for each of your major research and development projects:
a.	The current status of the project;

b.	The costs incurred during each period presented and to date on the project;

c.	The nature, timing and estimated costs of the efforts necessary to complete the project;

d.	The anticipated completion dates;

e.	The risks and uncertainties associated with completing development on schedule, and the consequences to operations, financial position and liquidity if the project is not completed timely; and finally

f.	The period in which material net cash inflows from significant projects are expected to commence.
Regarding b., if you do not maintain any research and development costs by project, disclose that fact and explain why management does not maintain and evaluate research and development costs by project. Provide other quantitative or qualitative disclosure that indicates the amount of the company’s resources being used on the project.

Regarding c. and d., disclose the amount or range of estimated costs and timing to complete the phase in process and each future phase. To the extent that information is

Gregory Belliston
May 31, 2007

not estimable, disclose those facts and circumstances indicating the uncertainties that preclude you from making a reasonable estimate.

RESPONSE

The Management’s Discussion and Analysis of Financial Condition and Results of Operations included in Amendment No. 2 has been revised to disclose additional information regarding research and development. As indicated therein, there are no separately accounted for major research and development projects.

23.	Please provide additional analysis with regards to the increase in general and administrative and research and development expenses from 2005 to 2006.

RESPONSE

Results of Operations have been revised to provide additional analysis with regards to the increase in general and administrative and research and development expenses from 2005 to 2006.

24.	Please discuss the reason for material increases/decreases for items such as the cash provided by operations, investing, and financing as required by Item 303(b)(1) of Regulation S-B. For instance, your accounts payable increased significantly in 2006 from 2005.

RESPONSE

Liquidity and Capital Resources has been revised to provide additional analysis regarding significant increases and decreases as required by Item 303(b)(1) of Regulation S-B.

25.	Please provide a discussion related to your contractual obligations pursuant to Item 303 of Regulation S-B (i.e. the amount and timing of milestone commitments related to your patents).

RESPONSE

Liquidity and Capital Resources has been revised to discuss the Company’s contractual obligations pursuant to Item 303 of Regulation S-B.

26.	We note your products will treat diabetes, liver disease, liver disease, and retinal disease through cell transplant therapy. Please clarify what cell transplant therapy is an how it is administered. For example, is it done by injection, surgery, pill, etc.? If the technology is not yet developed enough for you to know this information, state that fact.

Gregory Belliston
May 31, 2007

RESPONSE

The sub-section captioned Business Overview has been revised to clarify what cell transplant therapy is and how it is administered.

27.	We note the cells you work with are “comparable” to embryonic stem cells, but they do “not require the use of fertilized eggs or the destruction of any embryos created through fertilization.” Please explain where your cells come from.

RESPONSE

The Business Overview has been revised to explain the origin of the Company’s cells.

28.	We note that the sale of your “research products is expected to provide [you] with revenue to support the development of therapeutic products.” However, during 2006, you earned just $2,828 in revenues, and the cost of sales associated with these products was $30,825. We further note that your total development expenses for 2006 were $5,687,723.
•	Considering that (a) the products themselves are not profitable and (b) the level of sales is significantly less than your expenses, please clarify how you anticipate that the products will provide you with revenue to support the development of your therapeutic products. How do you plan to change the current situation?

•	Also, do you anticipate that the research products will eventually be able to fund your development efforts entirely, or will you still need to rely on other sources of funds to develop your therapeutic products?
RESPONSE

Disclosure has been included in the Business Overview to discuss how the products will provide revenue to support the development of the Company’s therapeutic products.

29.	Please state when BTHC III, LLC was formed and what type of business it was in. It appears from your response to comment 3 in your April 24, 2007 letter that it operated nursing homes. Also, since you state that your company initially conducted no operations, state what happened to the assets of BTHC III, LLC. For example, were they distributed to debtors in the reorganization?

Gregory Belliston
May 31, 2007

RESPONSE

The disclosure related to the history of BTHC III, LLC has been expanded to provide the requested information.

30.	We note BTHC III, LLC’s reincorporation was part of a plan of reorganization. We further note from page 31 that the reorganization involved “certain limited liabilities companies.” Please identify these limited liability companies, and describe their relationship to BTHC III. Also, explain the rationale for reincorporating BTHC III. That is, what benefit did the reincorporation provide in the overall plan of reorganization?

RESPONSE

Please see the response to Comment 29.

31.	In this section, you seem to be contrasting your technology, which appears to be parthenogenesis, with Somatic Cell Nuclear Transfer, However, it is unclear how these two technologies differ. The principal feature of both technologies appears to be that no fertilized human eggs are used and no fertilized human embryo is created or destroyed. Please clarify where the two technologies diverge.

RESPONSE

The Ethical Issues subsection has been revised to clarify the differences between parthenogenesis and Somatic Cell Nuclear Transfer.

32.	We note you own the worldwide rights to Somatic Cell Nuclear Transfer. You state on page 19 that you hold a license for this technology. Please identify the licensor, file the licensing agreement as an exhibit, and discuss the material terms of the agreement in the body of your filing.

RESPONSE

The Ethical Issues subsection has been revised to include the identification of licensor of this technology which is Advanced Cell Technology. The related license agreements with Advanced Cell Technology are included as Exhibits 10.9 through 10.14 to the Registration Statement.

33.	We note Somatic Cell Nuclear Transfer is not currently your primary area of focus. Please state what your focus is, and ensure it is clearly disclosed throughout your

Gregory Belliston
May 31, 2007

document, including in the first paragraph of the “Our Company” discussion in the Prospectus Summary.

RESPONSE

The “Our Technology” subsection has been revised to clearly identify the Company’s the current primary focus. This information also has been added to the Prospectus Summary on page 1 and Description of Business — Business Overview on page 15.

34.	Please disclose in the second paragraph on page 20, if true, that none of the institutions to which you sell research products currently has any product in clinical trials, and it is possible that they will never have a product in clinical trials.

RESPONSE

The subsection captioned, “Our Products” has been revised to indicate that none of the institutions to which the Company sells research products currently has any product in clinical trials, and that it is possible that none of these institutions will ever use our products in such trials.

35.	We note from the fourth paragraph on page 20 that you will manufacture and sell embryonic stem cells products developed by Advanced Cell Technology. Please explain how the products you will sell under this agreement differ from your current products. Also, if this licensing agreement is different from the three agreements discussed on page 22, please file it as an exhibit, identify and describe the licensed technology, and discuss the material terms of the agreement.

RESPONSE

The “Our Products” subsection has been revised to disclose the products sold under the license agreements with Advanced Cell Technology as well as the Company’s current products.

36.	We note your objective for retinal disease is to manufacture retinal cells derived from hES cells to replace the limited supply of donor derived cells for therapeutic use. Your objective for diabetes is to increase the availability of pancreatic islet cells by inducing stem cells derived from our parthenogenic cells lines to grow and become islets or the individual cells found in the islets. Your objective for liver disease is to provide an alternate source of liver cells for the treatment of liver disease through cell transplant therapy. In each of these respective discussions, please state where you currently stand in

Gregory Belliston
May 31, 2007

relation to your objectives, and discuss the steps—both preclinical and clinical—that you will need to complete to meet your objectives.

RESPONSE

The discussion of “Our Markets” has been revised to provide the requested information.

37.	We note you have 30 families of patents consisting of over 110 separate patents. Please describe each of the patents that you consider to be material to your business, identify the country in which each was issued, and state when each expires.

RESPONSE

A chart has been included on page 22 of Amendment No. 2 which delineates the requested information.

38.	We note you discuss three license agreements with Advanced Cell Technology that you entered into during May 2005. None of the exhibits listed in the exhibit index appears to have that date, although we note that exhibits 10.12, 10.13, and 10.14 are dated May 2004. Please file the three May 2005 agreements as exhibits and discuss the material terms of the May 2004 agreements in the body of your filing. Alternatively, if your filing says May 2005 in error, please make the correction.

RESPONSE

The subsection “License Agreements” has been revised to correctly identify the dates of the agreements with Advanced Cell Technology. These agreements and the related amendments are included as Exhibits 10.9 through 10.14 to the registration statement.

39.	We note you identify one “significant feature of the licensed technology.” Please describe all material technology that you licensed from Advanced Cell Technology. We note the discussion at the top of page 23, but this discussion is in very general terms, and it is unclear from this discussion what you are getting from Advanced Cell Technology that you could not get on your own.

RESPONSE

The disclosure related to the Company’s License Agreements has been revised to describe the material technology licensed from Advanced Cell Technology.

Gregory Belliston
May 31, 2007

40.	We note you are required, to make a payment of $75,000 in May 2007. Since May 2007 has already begun, please update this disclosure as appropriate.

RESPONSE

The disclosure has been revised.

41.	We note that the agreements with Advanced Cell Technology continue until the expiration of the last valid claim within the licensed patent rights. Please state when this expiration currently is scheduled to occur with respect to each of the three agreements.

RESPONSE

The subsection “License Agreements” has been revised to clarify the expiration date as it relates to the last valid claim within the licensed patent rights. Further, because the term of the license agreements is tied to the expiration of patents which have not yet been issued, an exact date cannot be determined at this time.

42.	Please state the consideration for all parties in the UCI and Emory University agreements. Also state the duration and termination provision of both agreements.

RESPONSE

The disclosure under the subheading “Research Agreements” has been revised to provide both the consideration for all parties to the UCI and Emory University and to the duration and termination provisions of each agreement.

43.	We note the interest rate for the management fees owed to Mr. Aldrich and Mr. Adams was 10% until June 1, 2006. Please state what the interest rate is currently. Also, please file this agreement as an exhibit.

RESPONSE

The disclosure under the subheading “Certain Relationships and Related Transactions” has been revised to provide that the interest rate currently is 10%.

44.	Please state whether S.W. Hatfield, resigned, declined to stand for re-election, or was dismissed. See Item 304(a)(1)(i) of Regulation S-B.

Gregory Belliston
May 31, 2007

RESPONSE

The section titled “Change In Accountants” on page 44 has been revised to indicate that S.W. Hatfield was dismissed.

45.	We note from the fourth paragraph of this section that “[e]xcept as noted herein, none of the selling stockholders is a broker-dealer . . . or is an affiliate of such a broker-dealer.” We further note that the Selling Security Holders table does not identify any seller as a broker-dealer or affiliate. If any sellers are broker-dealers or affiliates, identify them as such. If they are not, please revise this statement to say that none of the sellers is a broker-dealer or affiliate.

RESPONSE

The Selling Stockholders table has been revised to identify all sellers who are broker-dealers or affiliates.

46.	Please note that if any selling security holder is a broker-dealer, the prospectus must state that the seller is an underwriter. The only exception to this rule is if the broker-dealer received the securities as compensation for underwriting activities.

RESPONSE

All selling stockholders who are broker-dealers received the securities as compensation for underwriting activities. This information has been included in footnotes to the Selling Stockholders table.

47.	In addition, if a selling security holder is an affiliate of a broker-dealer, the prospectus must state that:
•	The selling security holder purchased in the ordinary course of business; and

•	at the time of the purchase of the securities to be resold, the selling security holder had no agreement or understanding, directly or indirectly, with any person to distribute the securities.
If a selling security holder is an affiliate of a broker-dealer and you are not able to make these statements in the prospectus, the prospectus must state that the selling security holder is an underwriter. Please revise the prospectus as appropriate.

RESPONSE

The only selling stockholders who are affiliates of a broker-dealer are the registered representatives of Brookstreet Securities, to whom Brookstreet transferred certain of its

Gregory Belliston
May 31, 2007

warrants to purchase common stock which it received as compensation for serving as the placement agent in connection with the private placement of securities by the Company’s wholly-owned subsidiary ISC California.

48.	Please identify the natural persons who are the beneficial owners of the shares held by all institutional investors.

RESPONSE

The Selling Security Holder’s table and related footnotes have been revised to provide the names of the persons who are the beneficial owners of the shares offered hereby.

49.	Please revise your balance sheet to present your accumulated deficit caption with a descriptive caption such as “deficit accumulated during the development stage” as required under paragraph 11 a. of FAS 7.

RESPONSE

The balance sheet has been revised as requested.

50.	Payment of offering costs on the cash flow statement should exclude non-cash amounts disclosed on page F-14. Ensure that non-cash transactions are not included on the statement of cash flows.

RESPONSE

All non-cash transactions have been excluded from the statement of cash flows.

51.	Please clarify what “conversion of members’ contribution” on the statement of cash flows is and confirm that is was a cash transaction or revise the statement accordingly.

RESPONSE

This was not a cash transaction. The disclosure has been revised to reflect that in connection with the reorganization of Lifeline Cell Technology LLC, the membership units of Lifeline Cell Technology LLC were exchanged for common stock of International Stem Cell Corporation in July 2006.

52.	Please disclose your revenue recognition and cost of sales accounting policies.

Gregory Belliston
May 31, 2007

RESPONSE

The Company’s revenue recognition and cost of sales accounting policies have been included.

53.	Please disclose your accounting policy for research and development expenses.

RESPONSE

Research and development costs are expensed as they are incurred and this disclosure has been included in the MD&A.

54.	Please disclose where you have classified the amortization of patent rights. Please tell us why it is not appropriate to classify the amortization of these patent rights within cost of sales. Disclose how you are using these assets and why capitalization was appropriate instead of expensing as research and development expense.

RESPONSE

International Stem Cell Corporation and its subsidiary are Development Stage Companies. The amortization of the patent rights at this time are not material and are charged to General and Administrative costs.

55.	Please reconcile the number of warrants presented in this footnote to your disclosure under “Selling Security Holders” on page 35, paragraph 2. For instance, this footnote states that the number of warrants issued to the placement agent is 1,976,190 however the same reference on page 35 indicates 2,250,190. In addition, footnote 8 does not reference warrants to purchase 1,202,856 shares of common stock issued between February and August 2006 by Lifeline.

RESPONSE

The warrants issued to the placement agent in the amount of 1,976,190 represent the warrants earned by the placement agent for the calendar year 2006. The 2,250,190 represents the total warrants earned by the placement agent which includes 274,000 earned in January and February of 2007 upon final settlement of outstanding subscriptions. The 1,202,856 warrants were awarded to the bridge loan investors in 2006.

56.	Please discuss the registration rights agreement in the footnotes and clearly outline its requirements and the related damages that may be incurred. Tell us how you viewed and accounted for the registration rights agreement and the related warrants. The EITF deliberated the impact of liquidated damages clauses and the effect on the accounting and

Gregory Belliston
May 31, 2007

classification of instruments subject to the scope of EITF 00-19 in EITF 05-4 The Effect of a Liquidated Damage Clause on a Freestanding Financial Instrument Subject to Issue No. 00-19. Disclose the effect that FASB Staff Position No. EITF 00-19-2 will have on your financial statements. Please also refer to the Division of Corporation Finance “Current Accounting and Disclosure Issues” Section II(B) — Classification and Measurement of Warrants and Embedded Conversion Features (New).

RESPONSE

We will disclose the following in the footnotes: The Company has the followings obligations under the registration rights agreement:
•	The Company must file the SB-2 within 60 days from final closing date of February 13, 2007.

•	The SB-2 must be declared effective by the SEC no later than 150 days from the final closing date of February 13, 2007.

•	Reply to SEC staff comments within 30 days.

•	Maintain the effectiveness of the registration statement for 12 months from the final closing date of February 13, 2007.
The first day after failing to perform any of the above is known as the first determination date. The Company is required to deliver 1% penalty shares, 30 days after the first determination date, an additional 1% penalty shares per week thereafter, not to exceed 10% except replying to SEC staff comments which shall not exceed 20%. The Company filed its SB-2 and believes the effect of the above penalties are remote. The Company periodically reviews its obligations and corresponding penalties under FAS 5, Accounting for Contingencies, and FASB Staff Position No. EITF 00-19-2, Accounting for Registration Payment Arrangements. Paragraph B9 of FASB FSP 00-19-2, states that entities should recognize and measure the contingent obligation to transfer consideration under a registration payment arrangement using the guidance in Statement 5, instead of requiring that a liability always be recognized and measured at fair value.

57.	Please explain your basis for recording the warrants with an entry to additional paid in capital. It appears that the registration rights agreement requires you to deliver registered shares upon exercise of your warrants. Refer to paragraphs 14-18 of EITF 00-19, which discuss the accounting treatment when a contract is not permitted to be settled in unregistered shares. It appears the warrants may be required to be classified as a liability under EITF 00-19 at fair value, with changes in fair value recorded in earnings (similar to a derivative under SFAS 133).

Gregory Belliston
May 31, 2007

RESPONSE

The Registration Statement includes the common stock issuable upon the exercise of the warrants, to satisfy registration rights which were granted to the warrant holders. The Company believes that the Registration Statement will be declared effective thereby enabling it to fulfill its registration obligations to the warrant holders. Should the Registration Statement not be declared effective, the Company will reclassify the warrants as a liability in accordance with FAS 5, Accounting for Contingencies, and FASB Staff Position No. EITF 00-19-2, Accounting for Registration Payment Arrangements.

58.	Please tell us how you accounted for the 15.5 million shares received from American Stem Cell Corporation in 2005.

RESPONSE

Pursuant to the terms of the Settlement Agreement, included as Exhibit 10.7 to the Registration Statement, the 15.5 million shares received from American Stem Cell were returned to American Stem Cell in June 30, 2006.

59.	Reconcile your statement here that you raised $11,250,950 in February 2007 to the cash flow statement in your Form 10-Q for March 31, 2007.

RESPONSE

The $11,250,950 represents the entire net proceeds received by ISC California in connection with the private placement. Of that amount $9,880,950 was settled and received in 2006 and $1,370,000 was settled and received in 2007.

60.	We note that certain exhibits are not yet filed. Please be aware that we may have comments on these exhibits when they are filed, and all comments will need to be resolved prior to effectiveness.

RESPONSE

The Company is aware that the Staff may have comments with respect to exhibits not yet filed.

61.	Please discuss in the body of your filing the material terms of the settlement agreement filed as exhibit 10.7.

Gregory Belliston
May 31, 2007

RESPONSE

A description of the material terms of the settlement agreement with American Stem Cell Corporation has been added under the new caption “Legal Proceedings” on page 25.

62.	A currently dated and signed consent from your independent accountant should be filed with each registration statement and amendment thereto.

RESPONSE

A currently dated and signed consent from Vasquez & Co., has been filed as Exhibit 23.1 to Amendment No. 2.

Should you have any questions or comments, or require any additional information with respect to the foregoing, please don’t hesitate to contact either Eric Klein, on (310) 788-4640, or the undersigned on the above-referenced number.
Kind regards,

/s/ Sheri M. Watts

Sheri M. Watts
SMW:ms

cc:	Jeff Krstich Kenneth Aldrich Edward T. Swanson, Esq. Eric Klein, Esq.